Property, Plant and Equipment and Intangible Assets (Tables)	12 Months Ended
Dec. 31, 2024
Property, Plant and Equipment and Intangible Assets [Abstract]
Summary of Movements in Property Plant and Equipment and Intangible Assets

Movements in property, plant and equipment and intangible assets during the years ended December 31, 2024 and 2023 are outlined below:

(in USD and thousands)	River Vessels & Equipment	Ocean and Expedition Ships & Equipment	River Vessels under Construction	Ocean Ships under Construction	Office Equipment	Land & Buildings	Other Fixed Assets	Intangible Assets, including Goodwill	Total
Cost as of January 1, 2024	$2,621,214	$4,077,141	$111,919	$308,696	$21,486	$21,786	$53,308	$171,145	$7,386,695
Additions	28,801	23,445	275,943	581,479	1,648	2,789	1,784	20,232	936,121
Disposals	(4,510)	(10,300)	—	—	(3,642)	(1,248)	(1,408)	(25,687)	(46,795)
Reclassified from ROU assets	—	1,404	—	—	—	—	—	—	1,404
Reclassified between assets	72,340	482,177	(72,340)	(482,177)	—	—	—	—	—
Reclassification and other	(317)	—	—	—	—	1,828	—	—	1,511
Effect of currency translation	(4,265)	—	(805)	—	(181)	(1,142)	(63)	(220)	(6,676)
Cost as of December 31, 2024	$2,713,263	$4,573,867	$314,717	$407,998	$19,311	$24,013	$53,621	$165,470	$8,272,260
Accumulated depreciation, amortization and impairment as of January 1, 2024	$(983,491)	$(469,152)	$—	$—	$(15,482)	$(8,546)	$(36,293)	$(109,020)	$(1,621,984)
Depreciation and amortization	(80,992)	(121,625)	—	—	(3,163)	(736)	(1,929)	(20,079)	(228,524)
Depreciation and amortization of disposals	728	4,107	—	—	3,617	30	1,172	24,489	34,143
Reclassified from ROU assets	—	(1,404)	—	—	—	—	—	—	(1,404)
Effect of currency translation	1,728	—	—	—	129	526	31	199	2,613
Accumulated depreciation, amortization and impairment as of December 31, 2024	$(1,062,027)	$(588,074)	$—	$—	$(14,899)	$(8,726)	$(37,019)	$(104,411)	$(1,815,156)
Net book value
As of January 1, 2024	$1,637,723	$3,607,989	$111,919	$308,696	$6,004	$13,240	$17,015	$62,125	$5,764,711
As of December 31, 2024	$1,651,236	$3,985,793	$314,717	$407,998	$4,412	$15,287	$16,602	$61,059	$6,457,104

(in USD and thousands)	River Vessels & Equipment	Ocean and Expedition Ships & Equipment	River Vessels under Construction	Ocean Ships under Construction	Office Equipment	Land & Buildings	Other Fixed Assets	Intangible Assets, including Goodwill	Total
Cost as of January 1, 2023	$2,569,098	$3,652,811	$36,755	$203,859	$24,237	$17,816	$52,232	$170,414	$6,727,222
Additions	23,724	20,348	102,541	516,724	2,969	3,491	1,561	13,487	684,845
Disposals	(1,138)	(15,356)	—	—	(5,799)	(23)	(500)	(12,779)	(35,595)
Reclassified from ROU assets	—	7,451	—	—	—	—	—	—	7,451
Reclassified between assets	27,377	411,887	(27,377)	(411,887)	—	—	—	—	—
Effect of currency translation	2,153	—	—	—	79	502	15	23	2,772
Cost as of December 31, 2023	$2,621,214	$4,077,141	$111,919	$308,696	$21,486	$21,786	$53,308	$171,145	$7,386,695
Accumulated depreciation, amortization and impairment as of January 1, 2023	$(889,014)	$(347,707)	$—	$—	$(17,671)	$(7,208)	$(33,975)	$(104,519)	$(1,400,094)
Depreciation, amortization and impairment	(93,692)	(117,107)	—	—	(3,235)	(1,095)	(2,799)	(17,230)	(235,158)
Depreciation and amortization of disposals	—	3,113	—	—	5,481	—	500	12,749	21,843
Reclassified from ROU assets	—	(7,451)		—	—	—	—	—	(7,451)
Effect of currency translation	(785)	—	—	—	(57)	(243)	(19)	(20)	(1,124)
Accumulated depreciation, amortization and impairment as of December 31, 2023	$(983,491)	$(469,152)	$—	$—	$(15,482)	$(8,546)	$(36,293)	$(109,020)	$(1,621,984)
Net book value
As of January 1, 2023	$1,680,084	$3,305,104	$36,755	$203,859	$6,566	$10,608	$18,257	$65,895	$5,327,128
As of December 31, 2023	$1,637,723	$3,607,989	$111,919	$308,696	$6,004	$13,240	$17,015	$62,125	$5,764,711